Financial Instrument Risk - Maximum Exposure to Credit Risk (Details) - Credit risk - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of credit risk exposure [line items]
Total	£ 67,400	£ 65,065
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Total	15,048	23,571
Trade and other receivables
Disclosure of credit risk exposure [line items]
Total	£ 52,352	£ 41,494